Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Transactions [Abstract]
Schedule of expenses due to share-based compensation
	Year ended December 31,
	2021	2020	2019
Research and development expenses	$27	$69	$165
General and administrative expenses	16	22	388

	$43	$91	$553

Schedule of fair value for Share Options granted
Dividend yield (%)	0
Expected volatility (%)	76
Risk-free interest rate (%)	2.61
Expected life of share options (years)	10

	December 31, 2019	October 10, 2019
Underlying ordinary share price	78.12	154
Dividend yield (%)	0	0
Expected volatility (%)	73	70
Risk-free interest rate (%)	1.91	1.67
Expected life of Share Options (years)	9.78	10

Schedule of weighted average exercise prices of share options
	Number of Share Options	Weighted average exercise price
2021		USD
Share Options outstanding at the beginning of the year	5,643	2.41
Share Options granted during the year	-	-
Share Options forfeited during the year	(212)	2.50
Share Options expired during the year	-	-

Share Options outstanding at the end of the year	5,431	2.95

Share Options exercisable at the end of the year	4,416	3.28

2020:
Share Options outstanding at the beginning of the year	15,010	$2.41
Share Options granted during the year	-	-
Share Options forfeited during the year	(9,367)	2.50
Share Options expired during the year	-	-

Share Options outstanding at the end of the year	5,643	2.41

Share Options exercisable at the end of the year	3,562	3.41